                              Semi-Annual Report

                                 June 30, 2000



                           Lyon Street Institutional
                               Money Market Fund



                              Investment Adviser

                                  Lyon Street
                                  -----------
                           Asset Management Company

Lyon Street Institutional Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                   June 30, 2000
(Unaudited)


              Principal       Security                                                                                  Amortized
               Amount        Description                                                                                   Cost
               ------        -----------                                                                                   ----
COMMERCIAL PAPER  (40.6%):
Automotive  (8.3%):
            $    750,000   Daimler Chrysler, 6.81%, 7/12/00                                                           $   748,439
                 204,000   Daimler Chrysler, 6.28%, 11/8/00                                                               199,374
                 500,000   Daimler Chrysler, 6.30%, 1/19/01                                                               482,325
                 500,000   Ford Motor Credit Co., 6.55%, 7/6/00                                                           499,545
                 350,000   Ford Motor Credit Co., 6.20%, 9/7/00                                                           345,901
                 500,000   General Motors Acceptance Corp., 6.58%, 9/14/00                                                493,146
                                                                                                                      -----------
                                                                                                                        2,768,730
                                                                                                                      -----------
Beverages - Soft Drinks  (1.8%):
                 600,000   Coca Cola Co., 6.55%, 7/13/00                                                                  598,690
                                                                                                                      -----------
Chemicals - Diversified  (3.0%):
               1,000,000   Dow Chemical, 6.90%, 7/3/00                                                                    999,617
                                                                                                                      -----------
Finance  (4.8%):


                 600,000   General Electric Capital Corp., 6.65%, 7/5/00                                                  599,556
                 500,000   General Electric Capital Corp., 6.23%, 8/16/00                                                 496,020
                 500,000   General Electric Capital Corp., 6.76%, 10/6/00                                                 490,893
                                                                                                                      -----------
                                                                                                                        1,586,469
                                                                                                                      -----------
Food  (3.8%):
                 750,000   H.J. Heinz Co., 6.54%, 7/7/00                                                                  749,183
                 500,000   General Mills, Inc., 6.87%, 7/12/00                                                            498,950
                                                                                                                      -----------
                                                                                                                        1,248,133
                                                                                                                      -----------
Foreign Banking  (8.9%):
                 750,000   Deutsche Bank AG, 6.05%, 8/1/00                                                                746,093
                 750,000   Rabobank Nederland, 6.15%, 10/31/00                                                            734,368
               1,500,000   UBS Financial Inc., 6.92%, 7/5/00                                                            1,498,847
                                                                                                                      -----------
                                                                                                                        2,979,308
                                                                                                                      -----------
Industrial Goods & Services  (3.2%):
                 530,000   Dupont, 6.25%, 7/7/00                                                                          529,448
                 543,000   Dupont, 6.50%, 7/20/00                                                                         541,137
                                                                                                                      -----------
                                                                                                                        1,070,585
                                                                                                                      -----------
Medical - Drugs  (2.3%):
                 750,000   Schering-Plough Corp., 6.11%, 7/12/00                                                          748,600
                                                                                                                      -----------
Multi-Media  (1.5%):
                 490,000   McGraw Hill, 6.57%, 7/20/00                                                                    488,301
                                                                                                                      -----------
Utilities - Telephone  (3.0%):
               1,000,000   BellSouth Co., 6.52%, 7/18/00                                                                  996,921
                                                                                                                      -----------
Total COMMERCIAL PAPER                                                                                                 13,485,354
                                                                                                                      -----------

DEMAND NOTES  (41.0%):
Agriculture  (2.6%):
                 875,000   The Economic Development Corp. of the                                                          875,000
                                                                                                                      -----------
                            County of Marquette, 6.77%*, 7/5/00 (LOC: Bank One)

Finance  (6.9%):
               2,285,000   Patt's Enterprises LLC, 6.77%*, 7/5/00 (LOC: Huntington National Bank)                       2,285,000
                                                                                                                      -----------

Lyon Street Institutional Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS                                                                                     June 30, 2000
(Unaudited)(continued)

              Shares or
              Principal       Security                                                                                  Amortized
               Amount        Description                                                                                  Cost
               ------        -----------                                                                                  ----
Electronics and Electrical  (6.0%):
         $     2,000,000   Olathe Kansas, 6.73%/*/, 7/5/00                                                            $   2,000,000
                                                                                                                      -------------
Health Care  (5.9%):
               1,950,000   Butler County Surgical Properties, 6.69%/*/, 7/6/00 (LOC: Fifth Third Bank)                    1,950,000
                                                                                                                      -------------
Manufacturing - Capital Goods  (7.1%):
               1,500,000   Neenah Wisc. Industrial Development, 6.70%/*/, 7/5/00 (LOC: Banc One)                          1,500,000
                 855,000   Ordeal Properties LLC, 6.85%/*/, 7/5/00 (LOC: Keybank)                                           855,000
                                                                                                                      -------------
                                                                                                                          2,355,000
                                                                                                                      -------------
Real Estate  (12.5%):
               1,245,000   Jefferson Land Development, 6.76%/*/, 7/6/00 (LOC: National City)                              1,245,000

               1,800,000   South Bend MAC, L.P., 6.70%/*/, 7/6/00 (LOC: ABN/AMRO)                                         1,800,000

               1,100,000   Stoney Brook Court LLC, 6.73%/*/, 7/5/00 (LOC: Citibank)                                       1,100,000
                                                                                                                      -------------
                                                                                                                          4,145,000
                                                                                                                      -------------
Total DEMAND NOTES                                                                                                       13,610,000
                                                                                                                      -------------

MUNICIPAL BONDS  (6.9%):
New York  (3.0%):
                 995,000   Approach Partnership NY, 6.85%/*/, 7/5/00 (LOC: Keybank)                                         995,000
                                                                                                                      -------------
Michigan  (3.9%):
               1,300,000   Michigan State Strategic Fund, Phipps                                                          1,300,000
                                                                                                                      -------------
                           Emmett Assoc, (AMT), 6.77%/*/, 7/5/00 (LOC: National Australia Bank)
Total MUNICIPAL BONDS                                                                                                     2,295,000
                                                                                                                      -------------

YANKEE CERTIFICATES OF DEPOSIT  (6.8%):
                 750,000   Bank of Nova Scotia, 6.11%, 7/5/00                                                               750,000
                 750,000   Bayerische Hypo-Und Verensbank AG, 6.77%, 2/22/01                                                750,151
                 750,000   Credit Suisse, 5.72%, 7/3/00                                                                     749,975
                                                                                                                      -------------
Total YANKEE CERTIFICATES OF DEPOSIT                                                                                      2,250,126
                                                                                                                      -------------

INVESTMENT COMPANIES  (4.7%):
                 300,000   Dreyfus Cash Management Money Market Fund                                                        300,000
               1,259,820   Federated Prime Value Obligations Money Market Fund                                            1,259,820
                                                                                                                      -------------
Total INVESTMENT COMPANIES                                                                                                1,559,820
                                                                                                                      -------------

Total Investments (Cost $33,200,300) (a)   -   100.0%                                                                    33,200,300
Other assets in excess of liabilities   -   0.0%                                                                              2,148
                                                                                                                      -------------
TOTAL NET ASSETS   -   100.0%                                                                                         $  33,202,448
                                                                                                                      -------------

____________
(a) Cost for federal income tax and financial reporting purposes is the same. /*/ Variable rate security. Rate presented represents rate in effect at June
     30, 2000. Maturity date reflects next rate change date.

AG    Aktiengesellschaft (German Stock Company)
AMT   Alternative Minimum Tax Paper
LOC   Letter of Credit

Lyon Street Institutional Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)

ASSETS:
  Investments at amortized cost                                    $   33,200,300
  Interest and dividends receivable                                       195,078
                                                                   --------------
      Total Assets                                                     33,395,378
                                                                   --------------
LIABILITIES:
  Dividends payable                                                       184,337
  Payable to adviser                                                        2,317
  Payable to administrator                                                     85
  Accrued expenses and other liabilities                                    6,191
                                                                   --------------
      Total Liabilities                                                   192,930
                                                                   --------------

NET ASSETS consist of:
  Paid-in capital                                                  $   33,202,448
                                                                   --------------
TOTAL NET ASSETS                                                   $   33,202,448
                                                                   ==============

  Net Assets                                                       $   33,202,448
  Shares Outstanding                                                   33,202,448
  Net Asset Value, offering and redemption price per share         $         1.00
                                                                   ==============

                      See Notes to Financial Statements.

Lyon Street Institutional Money Market Fund
STATEMENT OF OPERATIONS
Period Ended June 30, 2000 (a) (Unaudited)


INVESTMENT INCOME:
  Dividends                                                      $   36,841
  Interest                                                          489,672
                                                                 ----------
      Total Investment Income                                       526,513
                                                                 ----------
EXPENSES:
  Investment advisory fees                                           32,787
  Administration fees                                                14,798
  Fund accounting fees                                                  831
  Transfer agent fees                                                   224
  Custodian fees                                                        887
  Printing                                                            3,776
  Other expenses                                                      9,680
                                                                 ----------
      Total expenses before waivers or reimbursements                62,983
      Less: expenses voluntarily waived or reimbursed               (44,949)
                                                                 ----------
      Net Expenses                                                   18,034
                                                                 ----------
NET INVESTMENT INCOME                                               508,479
                                                                 ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $  508,479
                                                                 ==========

________
(a) For the period from April 11, 2000 (commencement of operations) to June 30, 2000.

                      See Notes to Financial Statements.

Lyon Street Institutional Money Market Fund
STATEMENT OF CHANGES IN NET ASSETS

                                                                        April 11, 2000
                                                                              to
                                                                       June 30, 2000(a)
                                                                         (Unaudited)
                                                                        --------------
NET ASSETS at beginning of period                                       $           --
                                                                        --------------
Increase in net assets resulting from operations:
  Net investment income                                                        508,479
                                                                        --------------
      Net increase in net assets resulting from operations                     508,479
                                                                        --------------

Dividends and distributions to shareholders from:
  Net investment income                                                       (508,479)
                                                                        --------------
      Total dividends and distributions to shareholders                       (508,479)
                                                                        --------------

Net increase from capital transactions                                      33,202,448
                                                                        --------------
  Net increase in net assets                                                33,202,448
                                                                        --------------

NET ASSETS at end of period                                             $   33,202,448
                                                                        ==============

______
(a) Period from commencement of operations.

                      See Notes to Financial Statements.

Lyon Street Institutional Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1.  Organization

The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. As of the date of this report, the Trust offered fifteen separate series, each with its own investment objective.

The accompanying financial statements and financial highlights are those of the Lyon Street Institutional Money Market Fund (the "Fund"). The Fund currently offers one class of shares: Institutional Shares.

The investment objective of the Fund is to seek current income from short-term securities while preserving capital and maintaining liquidity.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

Security Valuation: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a security initially at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

Repurchase Agreements: The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreement"). Securities subject to repurchase agreements are held either by the Trust's custodian and other banks acting in a sub-custodian capacity or in the Federal
Reserve/Treasury Book-Entry System. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Securities Lending: The Fund may lend portfolio securities valued up to one-third of its total assets (including the value of the collateral received for the loan), pursuant to agreements requiring that the loan be continuously secured by collateral, which may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable bank letters of credit or any other liquid high-grade short-term instrument approved for use as collateral by the Securities and Exchange Commission (or any combination thereof). The Funds continue to earn interest on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities loaned.

When cash is received as collateral for securities loaned, the Fund may invest such cash in short-term U.S. Government securities, repurchase agreements, or other securities with maturities equal to or less than maturity

Lyon Street Institutional Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited)(continued)

date of the applicable lending transaction. The cash or subsequent short-term investments are recorded as assets of the Fund, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Lyon Street Asset Management Company ("Lyon Street"), to be of good standing under guidelines established by the Board of Trustees and when, in Lyon Street's judgment, the income to be earned from the loan justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 2000, the Fund had no securities on loan.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders: The Fund declares dividends daily from net investment income and pays such dividends monthly. Net realized capital gains, if any, are distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of paid-in-capital.

Federal Income Taxes: For federal income tax purposes, the Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of the Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Expenses: Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in a class will pay the expenses directly attributable to that class.

3.  Related Party Transactions

The Fund is advised by Lyon Street. Lyon Street is entitled to receive management fees in the amount of 0.40% of the average daily net assets of the Fund.

Old Kent Securities Corporation, 111 Lyon Street NW, Grand Rapids, Michigan 49503 ("OKSC"), serves as the Administrator, Fund Accountant and Transfer Agent to the Trust. As compensation for the services and facilities provided to the Trust pursuant to the Administration Agreement, OKSC is entitled to receive an

Lyon Street Institutional Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited)(continued)

annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion-0.185% of such assets; between $5.0 and $7.5 billion-0.165% of such assets; and over $7.5 billion-0.135% of such assets, provided, however, that such annual fee shall be subject to an annual minimum fee of $45,000 per fund that is applicable to certain Funds of the Trust. As compensation for the services provided to the Trust pursuant to the Fund Accounting Agreement, OKSC is entitled to receive a fee computed daily at the annual rate of 0.015% of the Trust's average daily net assets, provided, however, that such annual fee shall be subject to an annual minimum fee of $10,000 per fund that is applicable to certain Funds of the Trust. As compensation for the services provided to the Trust pursuant to the Transfer Agency Agreement, OKSC is entitled to receive an annual fee of $16.50 per account for active accounts and $7.50 per account for closed accounts, provided, however, that such annual fee shall be subject to an annual minimum fee of $15,000 per fund that is applicable to certain Funds of the Trust.

Lyon Street and OKSC have contractually agreed to waive until December 31, 2000 a portion of their fees so that the total annual operation expenses of the Fund will not exceed 0.22%. For the period ended June 30, 2000, this waiver amounted to $44,949.

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("BISYS"), provides certain administrative services to the Trust pursuant to agreements between OKSC and BISYS. As compensation for the services provided by it under the Sub-Administration Agreement, Sub-Fund Accounting Agreement and Sub-Transfer Agency Agreement, BISYS is entitled to receive a fee from OKSC computed daily as a percentage of the Trust's average daily net assets. Pursuant to the Sub-Transfer Agency Agreement, BISYS is also entitled to receive from OKSC a per account annual processing fee for all Trust accounts in excess of 22,000. The fees paid to BISYS by OKSC for such services come out of OKSC's fees and are not an additional charge to the Fund.

Kent Fund Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 ("KFDI"), is the distributor of the Funds' shares. KFDI and BISYS are each a wholly-owned subsidiary of The BISYS Group, Inc.

Certain officers of the Trust are affiliated with BISYS and Lyon Street. Such officers receive no direct payments or fees from the Trust for serving as officers.

Expenses for the Trust include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm serves as Assistant Secretary of the Trust.

4.  Capital Share Transactions

Transactions in shares of the Funds are summarized below:

                                                                 For the
                                                               period ended
                                                             June 30, 2000(a)
                                                               (Unaudited)
                                                                ---------
DOLLAR AMOUNTS
  Shares issued ...........................................  $ 57,622,783
  Shares redeemed .........................................   (24,420,335)
                                                             ------------
    Net increase from capital transactions.................  $ 33,202,448
                                                             ============

SHARE ACTIVITY
  Shares issued ...........................................    57,622,783
  Shares redeemed .........................................   (24,420,335)
                                                             ------------
    Net increase from share transactions...................    33,202,448
                                                             ============

(a) For the period from April 11, 2000 (commencement of operations) to June 30, 2000.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




                                              Income
                                               from
                                            Investment       Less
                                Net Asset  Operations:     Dividends        Net        Net Asset
                                 Value,        Net         from Net      Change in      Value,
                                Beginning   Investment    Investment     Net Asset      End of    Total
                                of Period     Income        Income         Value        Period    Return

LYON STREET INSTITUTIONAL MONEY MARKET FUND
Ticker Symbol: LSIXX
Six months ended
    (Unaudited)   2000 (1)        $1.000       0.014        (0.014)           -         $1.000    1.38%/***/

                                                          Ratios/Supplemental Data
                                              -----------------------------------------------

                                                         Ratio of       Ratio of      Ratio of
                                                  Net    Expenses          Net        Expenses
                                                Assets,     to         Investment        to
                                                End of    Average       Income to     Average
                                                Period      Net          Average        Net
                                                (000's)   Assets       Net Assets    Assets/*/

LYON STREET INSTITUTIONAL MONEY MARKET FUND
Ticker Symbol: LSIXX
Six months ended
    (Unaudited)   2000 (1)                    $  33,202    0.22%/**/    6.20%/**/     0.77%/**/

/*/ During the period, certain fees were voluntarily reduced or reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratio would have been as indicated.

/**/  Annualized.

/***/ Not Annualized.

(1) The Lyon Street Institutional Money Market Fund commenced operations on April 11, 2000.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Shares of the fund are not deposits or obligations of, or guaranteed or endorsed by, Lyon Street Asset Management Company or its affiliates. Shares of the fund are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the fund involves investment risks, including the possible loss of principal. There can be no assurance that the Lyon Street Institutional Money Market Fund will be able to sustain a stable net asset value of $1.00 per share.
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of the Lyon Street Institutional Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for the Fund, which contains more information concerning the Fund's investment policies as well as fees, expenses and other pertinent information. Please read the prospectus carefully before investing. The distributor for the Fund is Kent Funds Distributors, Inc.

                                                                     8/00